CHANGE IN PRESENTATION CURRENCY AND COMPARATIVE FIGURES	12 Months Ended
Jan. 31, 2019
CHANGE IN PRESENTATION CURRENCY AND COMPARATIVE FIGURES [abstract]
CHANGE IN PRESENTATION CURRENCY AND COMPARATIVE FIGURES
3.	CHANGE IN PRESENTATION CURRENCY AND COMPARATIVE FIGURES

Certain of the comparative figures have been reclassified to conform to the financial statement presentation adopted for the current year.

During the year ended January 31, 2019, the Company changed its presentation currency from CAD to USD for reasons discussed in Note 2. The comparative periods were translated at year end foreign exchange rates except for equity, which was translated using applicable historical rates.